6. STOCKHOLDER'S EQUITY - Related Parties (Details)	9 Months Ended
Sep. 30, 2015
Wenyi Yu
Relationship with the Company	Chief Executive Officer, and Chairman of the Board of the Company
KerenZhao
Relationship with the Company	Stockholder, Director of the Board of the Company